SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Total operating expenses | $	$ (33,112.81)
Net (loss)/profit attribute to Youlife International Holdings Inc. | $	$ (33,112.81)
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | $ / shares	$ (331.13)
Diluted net (loss)/earnings per share | $ / shares	$ (331.13)
Shares used in net (loss)/earnings per share computation
Basic | shares	100
Diluted | shares	100
Youlife International Holdings Inc [Member]
Total operating expenses		$ (11,859,000)	¥ (86,177)	¥ (103,519)	$ (30,893,000)	¥ (219,340)	¥ (296,636)
Total other income, net		(2,235,000)	(16,236)	14,611	9,569,000	67,937	96,947
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							(130,011)
Net (loss)/profit attribute to Youlife International Holdings Inc.		136,000	992	38,678	13,980,000	99,263	(223,534)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.		$ 136,000	¥ 992	¥ 38,678	$ 13,980,000	¥ 99,263	¥ (93,523)
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | (per share)				¥ 0.17	$ 0.06	¥ 0.45	¥ (0.99)
Diluted net (loss)/earnings per share | (per share)				¥ 0.11	$ 0.04	¥ 0.29	¥ (0.99)
Shares used in net (loss)/earnings per share computation
Basic | shares		221,777,718	221,777,718	221,777,718	221,777,718	221,777,718	224,986,014
Diluted | shares		342,756,528	342,756,528	342,756,528	342,756,528	342,756,528	224,986,014
Previously Reported [Member] | Youlife International Holdings Inc [Member]
Total operating expenses							¥ (275,825)
Total other income, net							(66,949)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares
Net (loss)/profit attribute to Youlife International Holdings Inc.							(236,608)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.							¥ (236,608)
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | ¥ / shares						¥ 0.29	¥ (0.68)
Diluted net (loss)/earnings per share | ¥ / shares						¥ 0.29	¥ (0.68)
Shares used in net (loss)/earnings per share computation
Basic | shares					342,756,528	342,756,528	346,606,485
Diluted | shares					342,756,528	342,756,528	346,606,485
Revision of Prior Period, Reclassification, Adjustment [Member] | Youlife International Holdings Inc [Member]
Total operating expenses							¥ (20,811)
Total other income, net							163,896
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							(130,011)
Net (loss)/profit attribute to Youlife International Holdings Inc.							13,074
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.							¥ 143,085
Net (loss)/earnings per share:
Basic net (loss)/earnings per share | ¥ / shares						¥ 0.16	¥ (0.31)
Diluted net (loss)/earnings per share | ¥ / shares							¥ (0.31)
Shares used in net (loss)/earnings per share computation
Basic | shares					(120,978,810)	(120,978,810)	(121,620,471)
Diluted | shares							(121,620,471)